(Loss) Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
(Loss) Earnings Per Share [Abstract]
(LOSS) EARNINGS PER SHARE
15.	(LOSS) EARNINGS PER SHARE

Basic and diluted (loss) earnings per share for each of the six months presented are calculated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2018	2017	2018
	US$	US$	US$	US$
Numerator:
Net (loss) income	(965)	2,008	(947)	3,395
Less: net income attributable to noncontrolling interests	197	178	119	366

Net (loss) income attributable to Borqs Technologies, Inc.	(1,162)	1,830	(1,066)	3,029
Accretion to redemption value of Convertible Redeemable Preferred Shares	(150)	-	(448)	-
Net (loss) income attributable to Borqs Technologies, Inc.’s ordinary shareholders	(1,312)	1,830	(1,514)	3,029

Denominator:
Weighted-average number of ordinary shares outstanding—basic	4,259,898	26,830,514	4,243,964	26,613,800
Weighted-average number of ordinary shares outstanding—diluted	4,259,898	27,675,005	4,243,964	27,585,851

(Loss) earnings per share—Basic:	(0.31)	0.07	(0.36)	0.11
(Loss) earnings per share—Diluted:	(0.31)	0.07	(0.36)	0.11

For the three months and six months ended June 30, 2017, Convertible Redeemable Preferred Shares, share options and replacement warrants to purchase ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share.

20.	LOSS PER SHARE

Basic and diluted loss per share for each of the years presented are calculated as follows:

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$
Numerator:
Net income (loss)	795	2,596	(12,359)
Less: net (loss) income attributable to noncontrolling interests	(1,316)	(632)	210
Net income (loss) attributable to Borqs Technologies, Inc.	2,111	3,228	(12,569)
Accretion to redemption value of Convertible Redeemable Preferred Shares	(2,417)	(976)	(6,956)
Allocation to holders of Convertible Redeemable Preferred Shares	-	(2,252)	-
Net loss attributable to Borqs Technologies, Inc.’s ordinary shareholders	(306)	-	(19,525)

Denominator:
Weighted-average number of ordinary shares outstanding—basic	4,224,090	4,224,725	12,842,671
Weighted-average number of ordinary shares outstanding—diluted	4,224,090	4,224,725	12,842,671

Loss per share—Basic:	(0.07)	0.00	(1.52)
Loss per share—Diluted:	(0.07)	0.00	(1.52)

For the year ended December 31, 2017, share options and Replacement Warrants to purchase ordinary shares, Unit Purchase Option, public warrants and private warrants were anti-dilutive and excluded from the calculation of diluted net loss per share.